Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Net loss	$ (152,499)	$ (891,709)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depletion, depreciation, amortization and impairment	65	4,517
Accretion expense	(1,957)	1,852
Stock based compensation	1,500	616,224
Loss on settlement of debt	51,896	242,100
Gain on sale of oil and gas properties	(94,762)	(233,320)
Amortization of debt discount	37,004
Accounts receivable	-	1,314
Accounts payable and accrued liabilities	2,909	(12,162)
Advances from unrelated parties	3,000
Advances from related parties	10,900
Net cash provided by (used in) operating activities	(141,944)	(271,184)
Cash flows from investing activities:
Proceeds from sale of oil and gas properties	142,100	233,320
Capital expenditures for development of oil and gas properties	(158)
Purchase of oil and gas properties		(59,229)
Net cash used in investment activities	141,942	174,091
Cash flows from financing activities:
Proceeds from issuance of debt	31,500	120,000
Return of capital	(20,000)
Repayment of long-term debt	(20,000)	(10,000)
Net cash provided by (used in) financing activities	(8,500)	110,000
Net increase in cash and cash equivalents	(8,502)	12,907
Cash and cash equivalents, at beginning of year	9,170	60,345
Cash and cash equivalents, at end of year	668	73,252
Supplemental cash flow information:
Cash paid for interest
Cash paid for income tax
Non cash investing and financing activities:
Beneficial conversion feature	38,258
Return of capital	20,000	52,800
Common stock issued for debt	24,897	67,500
Common stock issued for accrued expenses		$ 177,226